CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2022 USD ($) variable_interest_entity	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Long-term debt	$ 2,213,636	$ 1,903,755
Current portion of debt	921,270	302,769
Vessels under finance lease, net	614,763	656,072
Finance lease liability	472,996	524,200
Finance lease liability, current portion	$ 53,655	$ 51,204
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	35
VIEs with sales-type leases, direct financing leases, and leaseback assets | variable_interest_entity	8
Net investment in lease	$ 103,000
Unearned Lease Income	18,700
Residual value of leased asset	84,300
Long-term debt	80,600
Current portion of debt	$ 7,800
VIEs, number with operating lease assets | variable_interest_entity	24
Operating lease, right-of-use asset	$ 958,000
Operating lease liability	606,500
Operating lease liability, current	$ 208,700
VIEs, number with finance lease assets | variable_interest_entity	3
Vessels under finance lease, net	$ 251,700
Finance lease liability	190,800
Finance lease liability, current portion	$ 22,000